Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2065 Fund

June 30, 2019

Z65-QTLY-0819
1.9895832.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	229	$2,300
Fidelity Series Blue Chip Growth Fund (a)	264	4,030
Fidelity Series Commodity Strategy Fund (a)	662	3,120
Fidelity Series Growth Company Fund (a)	471	8,160
Fidelity Series Intrinsic Opportunities Fund (a)	597	9,810
Fidelity Series Large Cap Stock Fund (a)	590	8,840
Fidelity Series Large Cap Value Index Fund (a)	191	2,460
Fidelity Series Opportunistic Insights Fund (a)	245	4,530
Fidelity Series Small Cap Discovery Fund (a)	104	1,150
Fidelity Series Small Cap Opportunities Fund (a)	255	3,560
Fidelity Series Stock Selector Large Cap Value Fund (a)	544	6,700
Fidelity Series Value Discovery Fund (a)	371	4,760
TOTAL DOMESTIC EQUITY FUNDS
(Cost $59,420)		59,420

International Equity Funds - 32.8%
Fidelity Series Canada Fund (a)	96	1,050
Fidelity Series Emerging Markets Fund (a)	108	1,040
Fidelity Series Emerging Markets Opportunities Fund (a)	492	9,400
Fidelity Series International Growth Fund (a)	592	9,640
Fidelity Series International Small Cap Fund (a)	135	2,190
Fidelity Series International Value Fund (a)	988	9,510
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $32,830)		32,830

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (a)	72	700
Fidelity Series Floating Rate High Income Fund (a)	16	150
Fidelity Series High Income Fund (a)	79	750
Fidelity Series Inflation-Protected Bond Index Fund (a)	30	300
Fidelity Series International Credit Fund (a)	3	30
Fidelity Series Investment Grade Bond Fund (a)	74	850
Fidelity Series Long-Term Treasury Bond Index Fund (a)	346	3,220
Fidelity Series Real Estate Income Fund (a)	42	470
TOTAL BOND FUNDS
(Cost $6,470)		6,470

Short-Term Funds - 101.3%
Fidelity Cash Central Fund 2.42% (b)	99,980	100,000
Fidelity Series Government Money Market Fund 2.44% (a)(c)	1,100	1,100
Fidelity Series Short-Term Credit Fund (a)	18	180
TOTAL SHORT-TERM FUNDS
(Cost $101,280)		101,280
TOTAL INVESTMENT IN SECURITIES - 200.0%
(Cost $200,000)		200,000
NET OTHER ASSETS (LIABILITIES) - (100.0)%		(99,979)
NET ASSETS - 100%		$100,021

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20
Total	$20

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$2,300	$--	$--	$--	$--	$2,300
Fidelity Series Blue Chip Growth Fund	--	4,030	--	--	--	--	4,030
Fidelity Series Canada Fund	--	1,050	--	--	--	--	1,050
Fidelity Series Commodity Strategy Fund	--	3,120	--	--	--	--	3,120
Fidelity Series Emerging Markets Debt Fund	--	700	--	--	--	--	700
Fidelity Series Emerging Markets Fund	--	1,040	--	--	--	--	1,040
Fidelity Series Emerging Markets Opportunities Fund	--	9,400	--	--	--	--	9,400
Fidelity Series Floating Rate High Income Fund	--	150	--	--	--	--	150
Fidelity Series Government Money Market Fund 2.44%	--	1,100	--	--	--	--	1,100
Fidelity Series Growth Company Fund	--	8,160	--	--	--	--	8,160
Fidelity Series High Income Fund	--	750	--	--	--	--	750
Fidelity Series Inflation-Protected Bond Index Fund	--	300	--	--	--	--	300
Fidelity Series International Credit Fund	--	30	--	--	--	--	30
Fidelity Series International Growth Fund	--	9,640	--	--	--	--	9,640
Fidelity Series International Small Cap Fund	--	2,190	--	--	--	--	2,190
Fidelity Series International Value Fund	--	9,510	--	--	--	--	9,510
Fidelity Series Intrinsic Opportunities Fund	--	9,810	--	--	--	--	9,810
Fidelity Series Investment Grade Bond Fund	--	850	--	--	--	--	850
Fidelity Series Large Cap Stock Fund	--	8,840	--	--	--	--	8,840
Fidelity Series Large Cap Value Index Fund	--	2,460	--	--	--	--	2,460
Fidelity Series Long-Term Treasury Bond Index Fund	--	3,220	--	--	--	--	3,220
Fidelity Series Opportunistic Insights Fund	--	4,530	--	--	--	--	4,530
Fidelity Series Real Estate Income Fund	--	470	--	--	--	--	470
Fidelity Series Short-Term Credit Fund	--	180	--	--	--	--	180
Fidelity Series Small Cap Discovery Fund	--	1,150	--	--	--	--	1,150
Fidelity Series Small Cap Opportunities Fund	--	3,560	--	--	--	--	3,560
Fidelity Series Stock Selector Large Cap Value Fund	--	6,700	--	--	--	--	6,700
Fidelity Series Value Discovery Fund	--	4,760	--	--	--	--	4,760
Total	$--	$100,000	$--	$--	$--	$--	$100,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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